SEGMENT INFORMATION - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue by Classes of Similar Products or Services
Revenue	$ 79,139	$ 79,919	$ 81,741
Cognitive Solutions | Software
Revenue by Classes of Similar Products or Services
Revenue	13,598	13,969	14,557
Cognitive Solutions | Services
Revenue by Classes of Similar Products or Services
Revenue	4,752	4,111	3,175
Cognitive Solutions | Systems
Revenue by Classes of Similar Products or Services
Revenue	103	107	108
Global Business Services | Software
Revenue by Classes of Similar Products or Services
Revenue	179	179	164
Global Business Services | Services
Revenue by Classes of Similar Products or Services
Revenue	16,004	16,399	16,851
Global Business Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	165	121	151
Technology Services & Cloud Platforms | Software
Revenue by Classes of Similar Products or Services
Revenue	3,610	3,818	3,907
Technology Services & Cloud Platforms | Services
Revenue by Classes of Similar Products or Services
Revenue	23,629	24,311	23,947
Technology Services & Cloud Platforms | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	5,783	5,862	6,085
Technology Services & Cloud Platforms | Systems
Revenue by Classes of Similar Products or Services
Revenue	1,254	1,346	1,203
Systems | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,993	3,567	5,032
Systems | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,243	2,083	2,325
Systems | Software
Revenue by Classes of Similar Products or Services
Revenue	1,520	1,586	1,749
Systems | Services
Revenue by Classes of Similar Products or Services
Revenue	439	478	442
Global Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	1,167	1,231	1,386
Global Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 530	$ 461	$ 454